UNAUDITED SUPPLEMENTAL QUARTERLY FINANCIAL DATA (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended				0 Months Ended	1 Months Ended	3 Months Ended
	Nov. 01, 2014 item	Nov. 02, 2013 item	Nov. 01, 2014 item	Nov. 02, 2013 item	Jan. 31, 2015 item	Feb. 01, 2014 item	Feb. 02, 2013 item	Jan. 28, 2012 item	Feb. 27, 2013	Feb. 01, 2014	Feb. 01, 2014	May 04, 2013
Debt
Number of Weeks in Fiscal Year	13	13	39	39	52	52	53	52
Number of weeks in a fiscal quarter						13
Number of weeks after the end of previous fiscal year						13
Number of weeks in the fourth quarter in case of a 53-week fiscal year						14	14
Senior Subordinated Notes 11.375 Percent Due 2016 [Member]
Debt
Early extinguishment of debt									$ 137	$ 256	$ 256	$ 137
Minimum
Debt
Number of Weeks in Fiscal Year						52
Maximum
Debt
Number of Weeks in Fiscal Year						53